Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Changes in Carrying Amount of Right-of-use Assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2022 and 2021, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2020	67,710	1,023	68,733
Additions	3,194	—	3,194
Disposals	(1,267)	—	(1,267)
Adjustments due to remeasurements	9,084	—	9,084
Adjustments due to modifications	42	(1)	41
Effect of translation adjustments	3,021	13	3,034
Cost as at December 31, 2021	81,784	1,035	82,819
Additions	6,541	—	6,541
Disposals	(5,371)	—	(5,371)
Adjustments due to remeasurements	(227)	—	(227)
Adjustments due to modifications	(167)	—	(167)
Effect of translation adjustments	1,037	11	1,048
Cost as at December 31, 2022	83,597	1,046	84,643

Accumulated depreciation and impairment loss as at Dec. 31, 2020	(19,117)	(603)	(19,720)
Depreciation	(11,457)	(249)	(11,706)
Disposals	1,209	—	1,209
Impairment loss	(1,188)	—	(1,188)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(648)	(11)	(659)
Accumulated depreciation and impairment loss as at Dec. 31, 2021	(31,201)	(863)	(32,064)
Depreciation	(11,699)	(135)	(11,834)
Disposals	3,060	—	3,060
Impairment loss	(848)	—	(848)
Adjustments due to remeasurements	(51)	—	(51)
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(72)	(9)	(81)
Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)

Net book value as at December 31, 2020	48,593	420	49,013
Net book value as at December 31, 2021	50,583	172	50,755
Net book value as at December 31, 2022	42,786	39	42,825

Summary of Breakdown of Right-of-use Assets Based on Geographical Location

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/22	31/12/21
United States of America	18,938	15,853
Italy	9,249	11,977
Spain	3,473	4,809
United Kingdom	4,985	7,625
China	2,493	4,076
Others	3,687	6,415
Total	42,825	50,755

Summary of amounts recognized in statement of net income loss

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Depreciation charge of right-of-use assets	11,834	11,706	13,376
Interest on lease liabilities	2,877	2,584	2,613
Expenses relating to short-term leases	1,465	1,187	719
Expenses relating to leases of low-value assets, excluding short-term leases	125	169	122
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Total	15,666	14,131	15,031